INVENTORIES (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Inventories [Abstract]
Raw and packaging materials	$ 1,227	$ 1,195
Products in process	525	535
Finished products	2,010	2,050
Materials in transit and payments on account	201	186
Inventories	$ 3,963	$ 3,966